Derivative Instruments - Additional Information (Detail)	6 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 Cross currency swap agreement [Member] USD ($)	Jun. 30, 2012 Cross currency swap agreement [Member] USD ($)	Jun. 30, 2013 Cross currency swap agreement [Member] USD ($)	Jun. 30, 2012 Cross currency swap agreement [Member] USD ($)	Jun. 30, 2013 Toledo Spirit time-charter derivative [Member] USD ($)	Dec. 31, 2012 Toledo Spirit time-charter derivative [Member] USD ($)	Jun. 30, 2013 Norwegian Kroner denominated bonds due May 2017 [Member] NOK	May 31, 2012 Norwegian Kroner denominated bonds due May 2017 [Member] NOK
Derivative [Line Items]
Senior unsecured bond issued									700,000,000	700,000,000
Fair Value /Carrying Amount of Assets	108,600,000
Fair Value /Carrying Amount of Liability	171,000,000
Derivative fair value assets, net							3,900,000	1,100,000
Unrealized losses on derivatives	5,993,000	4,670,000	(2,700,000)	(10,300,000)	(8,900,000)	(10,300,000)
Realized gains on derivatives			$ (100,000)		$ 0